DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
SUMMARY OF ACTIVITY OF DISCONTINUED OPERATIONS

The following table summarizes the activity of discontinued operations for the years ended December 31, 2021 and 2020:

	Year Ending December 31,
(Amounts in 000’s)	2021	2020
Recoveries	$74	$63
Other expense, net	(119)	(147)
Net loss	$(45)	$(84)